Derivatives and Hedging Activities (Details 1) (Fair Value Hedging [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Expense [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	$ (143)	$ (370)	$ (178)
Hedged item	148	351	132
Net hedge ineffectiveness	5	(19)	(46)
Other Revenues [Member] | Total Return Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	11	15	(53)
Hedged item	(11)	(15)	54
Net hedge ineffectiveness	$ 0	$ 0	$ 1